BALANCE SHEETS (USD $)	Jan. 31, 2015	Jan. 31, 2014
ASSETS
CASH AND CASH EQUIVALENTS	$ 8,717,943	$ 7,719,963
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	510,573	205,055
ACCRUED INCOME RECEIVABLE	558,385	63,253
PREPAID EXPENSE	54,957	54,950
CURRENT ASSETS	9,841,858	8,043,221
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	255,759	510,573
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
TOTAL FIXED PROPERTY, including intangibles, at nominal values	3	3
TOTAL ASSETS	10,097,620	8,553,797
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	8,396,806	7,478,406
ACCRUED EXPENSES	89,687	91,294
TOTAL LIABILITIES	8,486,493	7,569,700
UNALLOCATED RESERVE	1,611,124	984,094
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS	$ 10,097,620	$ 8,553,797